Business combination (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Schedule of Allocation of Purchase Price for Business Combinations
The following table presents the final purchase price allocation:

Description	Purchase price allocated
Net assets	₹	949
Customer related intangibles		4,535
Other intangible assets		371
Deferred tax liabilities on intangible assets		(213)

Total	₹	5,642
Goodwill		4,761

Total purchase price	₹	10,403

The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	1,324
Customer related intangibles		2,460
Marketing related intangibles		828
Deferred tax liabilities on intangible assets		(432)

Total	₹	4,180
Goodwill		9,544

Total purchase price	₹	13,724

The following table presents the provisional purchase price allocation:

Description	Purchase price allocated
Net assets	₹	4,398
Customer related intangibles		24,2 84
Marketing related intangibles		8,048
Deferred tax liabilities on intangible assets		(9,376)

Total	₹	27,354
Goodwill		81,406

Total purchase price	₹	108,760